COLLABORATIVE ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
COLLABORATIVE ARRANGEMENTS
19.	COLLABORATIVE ARRANGEMENTS

During 2010, IMRIS entered into a collaborative arrangement with a third party to encourage research, education and patient care activities of mutual benefit in the areas of developing diagnostic and functional assessment capabilities of magnetic resonance imaging for mainstream interventional cardiology and neuroscience. As part of the agreement, IMRIS agreed to provide the necessary equipment, maintenance and support staff to achieve the purpose intended by the agreement. The third party has agreed to provide the appropriate clinical validation over a five-year period.

Revenue resulting from the arrangement is recognized in accordance with the Company’s current revenue recognition policy. Included in the consolidated statement of operations for the year ended December 31, 2012 is revenue of $NIL (2011 - $2,272). As at December 31, 2012, the Company has an advance payment of $1,149, which represents the value of the clinical validation projects it will receive in exchange for the equipment, as outlined in the agreement. This amount will be expensed as research and development on a straight-line basis over the five-year life of the agreement. The current portion of this balance is included in prepaid expenses ($230). The long- term portion is included in other assets ($632). During 2012, the Company charged $230 to research and development (2011 - $57).

Any future payments to the participant of this agreement will be recognized in accordance with the Company’s current expenditure policies. The classification of these, or any future payments between participants pursuant to this collaborative arrangement, will be based on the nature of the arrangement. All future costs or revenue generated from third parties will be recognized in the income statement on a gross basis.

During 2011, IMRIS entered into a collaborative arrangement with a third party to conduct clinical research on IMRIS’ MRgRT™ platform.  As part of the agreement, IMRIS will develop and manufacture the MRgRT™ platform using IMRIS’ proprietary MR imaging technology. The third party has agreed to conduct clinical research, which IMRIS can use to clinically validate the system and develop a commercially viable version of the platform.

Revenue resulting from the arrangement is recognized in accordance with the Company’s current revenue recognition policy.  Included in the consolidated statement of operations for the year ended December 31, 2012 is revenue of $3,001 (2011 - $3,511). Costs attributable to the VISIUS Surgical Theatre has been classified as cost of sales, as incurred.  Costs attributable to the development of the MRgRT™ platform are being recognized as prepaid expenses and other assets until clinical validation activities can begin, which will occur when installation is complete. In the period that installation is complete and clinical validation can begin, the amounts on the balance sheet will be recognized as research and development expense.  During the year-ended December 31, 2012, $1,582 was recognized as cost of sales and $5,021 was recognized on the balance sheet under prepaid expenses and other assets ($Nil) (2011 - $2,006 and $1,261, respectively).

During 2012, IMRIS entered into a collaborative arrangement with a third party to encourage research, education, and patient care activities of mutual benefit in the areas of interventional cerebrovascular science and imaging, with specific focus in the integration of angiography and MR imaging modalities during interventional stroke procedures. As part of a master research agreement, IMRIS agreed to provide the necessary equipment, maintenance and support staff to achieve the purpose intended by the agreement. The third party agrees to provide the Company with clinical validation over a five year period.

Revenue resulting from the arrangement is recognized in accordance with the Company’s current revenue recognition policy. Revenue and cost of sales of $2,092 is included in the consolidated statement of comprehensive loss for the year ended December 31, 2012 (2011 - $Nil). The Company will recognize in other assets an advance payment for the non-cash portion of the arrangement. Once installation is complete this advance payment will be amortized over the term of the agreement. As at December 31, 2012, the Company has recognized an advance payment of $1,492 related to this arrangement. The advance payment will be regularly tested for impairment.